Consolidated statement of financial position ₨ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Non-current assets
Property, plant and equipment	$ 333	₨ 24,345	₨ 62,563
Right-of-use assets	6,150	449,840	538,422
Intangible assets and goodwill	12,169	890,037	1,702,693
Prepayments and other assets	58	4,206	3,114
Other financial assets	326	23,838	30,233
Term deposits	292	21,346	800
Other non-financial assets	3,057	223,618	223,618
Deferred tax asset	211	15,398	93,831
Total non-current assets	22,596	1,652,628	2,655,274
Current assets
Inventories	20	1,480	2,490
Trade and other receivables	11,901	870,452	2,368,395
Prepayments and other assets	8,428	616,393	851,950
Income tax recoverable	3,409	249,332	486,261
Other current financial assets	1,567	114,634	273,926
Term deposits	7,257	530,783	754,524
Cash and cash equivalents	23,402	1,711,589	1,365,370
Total current assets	55,984	4,094,663	6,102,916
Total assets	78,580	5,747,291	8,758,190
Equity
Share capital	11	838	714
Share premium	276,730	20,240,055	18,889,154
Treasury Shares	(153)	(11,219)	(11,219)
Other capital reserve	1,670	122,109	689,295
Accumulated deficit	(262,063)	(19,167,316)	(18,053,916)
Foreign currency translation reserve	(364)	(26,639)	(22,087)
Total equity attributable to equity holders of the Company	15,831	1,157,828	1,491,941
Total non-controlling interest	72	5,247	19,033
Total equity	15,903	1,163,075	1,510,974
Non-current liabilities
Borrowings	43	3,177	7,226
Trade and other payables	478	34,938	27,774
Deferred tax liabilities	197	14,413	37,645
Employee benefits	713	52,137	56,837
Deferred revenue	3,649	266,920	232,069
Lease liabilities	5,849	427,786	478,361
Other financial liabilities	3,695	270,280	2
Other non-financial liability	608	44,453
Total non-current liabilities	15,232	1,114,104	839,914
Current liabilities
Borrowings	1,748	127,878	978,231
Trade and other payables	30,290	2,215,425	2,859,370
Employee benefits	749	54,760	79,396
Deferred revenue	1,642	120,129	125,847
Income taxes payable	4	263	204
Lease liabilities	1,028	75,182	61,267
Other financial liabilities	1,288	94,185	1,342,337
Other current liabilities	10,696	782,290	960,650
Total current liabilities	47,445	3,470,112	6,407,302
Total liabilities	62,677	4,584,216	7,247,216
Total equity and liabilities	$ 78,580	₨ 5,747,291	₨ 8,758,190